Note 11 - Income Taxes (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Note 11 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%
Unrecognized Tax Benefits	$ 78,000	$ 78,000	$ 70,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			1,642,000	1,789,000
Deferred Tax Assets, in Process Research and Development			162,000	162,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	11,188,000	11,188,000	10,554,000
Deferred Tax Assets, in Process Research and Development			142,000
Domestic Tax Authority [Member]
Note 11 - Income Taxes (Details) [Line Items]
Duration of Open Tax Years		3 years	3 years
State and Local Jurisdiction [Member] | California Franchise Tax Board [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	11,176,000	11,176,000	10,543,000
Deferred Tax Assets, in Process Research and Development			$ 136,000
State and Local Jurisdiction [Member]
Note 11 - Income Taxes (Details) [Line Items]
Duration of Open Tax Years		4 years	4 years
Scenario, Forecast [Member]
Note 11 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Percent					0.00%